1933 Act/Rule 497(j)


                                            March 3, 1998

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:    Phoenix Multi-Sector Short Term Bond Fund
       Registration No. 33-45758

To the Commission Staff:

      In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) did not differ from that contained in the most recent registration statement for such registrant, filed electronically on February 25, 1998.


                                            Very truly yours,

                                            /s/ Thomas N. Steenburg
                                            Thomas N. Steenburg, Counsel
                                            Phoenix Duff & Phelps Corporation